Revenues (Details 3) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Total revenues	$ 990	$ 2,850
Goods and services transferred over time [Member]
Statement Line Items [Line Items]
Total revenues	273	327
Goods transferred at a point in time [Member]
Statement Line Items [Line Items]
Total revenues	$ 717	$ 2,523